UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Callahan Advisors, LLC

Address:   3555 Timmons Lane, Suite 600
           Houston, Texas 77027


Form 13F File Number: 028-12463


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Thomas P. Callahan
Title:  Chairman
Phone:  (713) 572-3366

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas P. Callahan             Houston, Texas                     1/24/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              93

Form 13F Information Table Value Total:  $      154,241
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------ -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
Apple Computer Inc       COM            037833100      283      877 SH       SOLE                   777      0    0
Abbott Laboratories      COM            002824100     2424    50605 SH       SOLE                 47830      0    0
Ace Limited              COM            G0070K103     1864    29940 SH       SOLE                 29115      0    0
Adobe Systems Inc        COM            00724F101      478    15515 SH       SOLE                 14015      0    0
American Electric Techs  COM            025576109       40    18050 SH       SOLE                  8050      0    0
Allergan Inc             COM            018490102      223     3247 SH       SOLE                  2647      0    0
Apache Corp              COM            037411105     2017    16915 SH       SOLE                 16044      0    0
Anadarko Petroleum Corp  COM            032511107      899    11802 SH       SOLE                 11372      0    0
Apollo Group Inc Cl A    COM            037604105      217     5500 SH       SOLE                  5500      0    0
Avon Products Inc        COM            054303102     1509    51914 SH       SOLE                 50464      0    0
American Express Company COM            025816109     2405    56034 SH       SOLE                 54459      0    0
Bank Of America Corp     COM            060505104      262    19626 SH       SOLE                 19000      0    0
Brookfield Asset Mgmt    COM            112585104     1760    52859 SH       SOLE                 50659      0    0
Baxter International Inc COM            071813109     1908    37693 SH       SOLE                 36093      0    0
Bard C R Incorporated    COM            067383109     1652    18004 SH       SOLE                 17669      0    0
Bunge Limited            COM            G16962105     1194    18218 SH       SOLE                 17618      0    0
Bhp Billiton Ltd Adr     COM            088606108     3187    34295 SH       SOLE                 33320      0    0
Bank Of Nova Scotia      COM            064149107     2771    48450 SH       SOLE                 47000      0    0
Berkshire Hathaway Cl B  COM            084670702     3902    48710 SH       SOLE                 47235      0    0
Peabody Energy Corp      COM            704549104     3339    52194 SH       SOLE                 50794      0    0
Caterpillar Inc          COM            149123101     3513    37512 SH       SOLE                 36434      0    0
Cullen Frost Bankers     COM            229899109     1947    31854 SH       SOLE                 30754      0    0
Chesapeake Energy Corp   COM            165167107      362    13974 SH       SOLE                 13974      0    0
C H Robinson Worldwd New COM            12541W209      802    10003 SH       SOLE                  9553      0    0
Core Laboratories N V    COM            N22717107      784     8800 SH       SOLE                  8250      0    0
Clorox Company           COM            189054109      386     6100 SH       SOLE                  6100      0    0
Compass Minerals Intl    COM            20451N101      536     6000 SH       SOLE                  6000      0    0
Canadian Natl Ry Co      COM            136375102     1656    24915 SH       SOLE                 24055      0    0
Cisco Systems Inc        COM            17275R102     2229   110204 SH       SOLE                105613      0    0
C V S Caremark Corp      COM            126650100     1762    50669 SH       SOLE                 48569      0    0
Chevron Corp             COM            166764100     1865    20435 SH       SOLE                 20185      0    0
Dominion Res Inc Va New  COM            25746U109     2406    56316 SH       SOLE                 54416      0    0
Du Pont E I De Nemour&Co COM            263534109     2360    47323 SH       SOLE                 46023      0    0
Diageo Plc New Adr       COM            25243Q205     2308    31046 SH       SOLE                 30766      0    0
Discover Financial Svcs  COM            254709108     1297    70000 SH       SOLE                 70000      0    0
Danaher Corp Del         COM            235851102      289     6120 SH       SOLE                  5520      0    0
Disney Walt Hldg Co      COM            254687106     1927    51376 SH       SOLE                 49401      0    0
Ebay Inc                 COM            278642103      448    16095 SH       SOLE                 14720      0    0
Emerson Electric Co      COM            291011104     2919    51060 SH       SOLE                 49060      0    0
Enterprise Prd Prtnrs Lp COM            293792107      345     8299 SH       SOLE                  8299      0    0
Express Scripts Inc      COM            302182100     2791    51636 SH       SOLE                 49616      0    0
Corp Executive Board Co  COM            21988R102      544    14500 SH       SOLE                 14500      0    0
Fiserv Inc               COM            337738108     1598    27285 SH       SOLE                 26655      0    0
General Dynamics Corp    COM            369550108      319     4500 SH       SOLE                  4500      0    0
General Electric Company COM            369604103     2846   155631 SH       SOLE                150601      0    0
Graco Incorporated       COM            384109104      387     9800 SH       SOLE                  9800      0    0
Gilead Sciences Inc      COM            375558103      611    16860 SH       SOLE                 16010      0    0
General Mills Inc        COM            370334104     2419    67977 SH       SOLE                 66127      0    0
Harris Corporation       COM            413875105     1159    25591 SH       SOLE                 24991      0    0
Intl Business Machines   COM            459200101     3087    21032 SH       SOLE                 20257      0    0
Intel Corp               COM            458140100     2954   140465 SH       SOLE                134765      0    0
Johnson & Johnson        COM            478160104     3786    61212 SH       SOLE                 59301      0    0
J. P. Morgan Chase & Co. COM            46625H100     2546    60029 SH       SOLE                 57754      0    0
Nordstrom Inc            COM            655664100      217     5116 SH       SOLE                  4801      0    0
Kinder Morgan Mgmt Llc   COM            49455U100     3477    51987 SH       SOLE                 49301      0    0
Coca Cola Company        COM            191216100     1241    18874 SH       SOLE                 18066      0    0
Lowes Companies Inc      COM            548661107     1009    40236 SH       SOLE                 38736      0    0
Mc Donalds Corp          COM            580135101     3693    48117 SH       SOLE                 46046      0    0
Monsanto Co New Del      COM            61166W101     1267    18196 SH       SOLE                 17596      0    0
Microsoft Corp           COM            594918104     2896   103763 SH       SOLE                100809      0    0

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------ -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
NextEra Energy, Inc      COM            65339F101     1846    35509 SH       SOLE                 34659      0    0
Nike Inc Class B         COM            654106103     2531    29629 SH       SOLE                 28629      0    0
Northern TRUST Corp      COM            665859104      821    14810 SH       SOLE                 14060      0    0
Oracle Corporation       COM            68389X105     2831    90436 SH       SOLE                 87769      0    0
Paychex Inc              COM            704326107     1842    59599 SH       SOLE                 58199      0    0
Pepsico Incorporated     COM            713448108     2741    41960 SH       SOLE                 40860      0    0
Petsmart Inc             COM            716768106     1392    34968 SH       SOLE                 33263      0    0
Pfizer Incorporated      COM            717081103     2640   150789 SH       SOLE                146878      0    0
Procter & Gamble Co      COM            742718109     3525    54795 SH       SOLE                 53506      0    0
Polaris Industries Inc   COM            731068102      227     2916 SH       SOLE                  2726      0    0
Philip Morris Intl Inc   COM            718172109      446     7615 SH       SOLE                  7361      0    0
Transocean Offshore Newf COM            H8817H100      234     3365 SH       SOLE                  3365      0    0
Scana Corporation New    COM            80589M102     2351    57909 SH       SOLE                 56384      0    0
Ishares 1-12 mo. T-Bond  ETF            464288679      948     8596 SH       SOLE                  8296      0    0
Ishares 1-3 yr T-Bond    ETF            464287457     4863    57905 SH       SOLE                 49078      0    0
Synovus Financial Corp   COM            87161C105       41    15600 SH       SOLE                 15600      0    0
Sonde Resources Corp     COM            835426107       54    15000 SH       SOLE                 15000      0    0
Stericycle Inc           COM            858912108     1294    15990 SH       SOLE                 15385      0    0
Sysco Corporation        COM            871829107     1185    40304 SH       SOLE                 37789      0    0
A T & T Corp             COM            00206R102     2981   101475 SH       SOLE                 98385      0    0
Target Corporation       COM            87612E106     1133    18845 SH       SOLE                 18132      0    0
Telus Corp Non Vtg       COM            87971M202     1458    33465 SH       SOLE                 32315      0    0
Union Pacific Corp       COM            907818108     1576    17010 SH       SOLE                 16335      0    0
U S Bancorp Del New      COM            902973304      674    25000 SH       SOLE                 25000      0    0
Vanguard Corp Bond Etf   ETF            92206C870     1194    15177 SH       SOLE                 14682      0    0
Vanguard Emerging Market ETF            922042858      787    16341 SH       SOLE                 14816      0    0
Weatherford Intl Ltd     COM            H27013103      297    13010 SH       SOLE                 11105      0    0
Wal-Mart Stores Inc      COM            931142103     2690    49874 SH       SOLE                 48118      0    0
Weingarten Rlty Invs Sbi COM            948741103     1385    58310 SH       SOLE                 56660      0    0
Weight Watchers Intl Inc COM            948626106      525    14000 SH       SOLE                 14000      0    0
Western Union Company    COM            959802109      669    36000 SH       SOLE                 36000      0    0
Exxon Mobil Corporation  COM            30231G102     4341    59369 SH       SOLE                 54437      0    0
Xerox Corp               COM            984121103     1397   121247 SH       SOLE                116447      0    0